Share-based compensation	12 Months Ended
Dec. 31, 2021
Share-based compensation
Share-based compensation
30. Share-based compensation
For the years ended December 31, 2019, 2020 and 2021, total share-based compensation expenses recognized were RMB3,695 million, RMB4,156 million and RMB9,134 million, respectively. The following table sets forth the allocation of share-based compensation expenses:

	For the year ended December 31,
	2019	2020	2021

	(RMB in millions)
Cost of revenues	82	98	102
Fulfillment	440	646	882
Marketing	259	347	586
Research and development	1,340	1,400	1,781
General and administrative	1,574	1,665	5,783

Total	3,695	4,156	9,134

Share incentive plan
The Company granted share-based awards to eligible employees and non-employees
pursuant to a share incentive plan entitled “Share Incentive Plan”, which was adopted on November 13, 2014 and governed the terms of the awards.
As of December 31, 2021, the Group had reserved 163,391,869 ordinary shares available to be granted as share-based awards under the Share Incentive Plan.

(1) Employee and
non-employee
awards
The RSUs and share options are generally scheduled to be vested over two to ten years.
One-second,
one-third,
one-fourth,
one-fifth,
one-sixth,
or
one-tenth
of the awards, depending on different vesting schedules of the plans, are usually vested upon the end of the calendar year in which the awards were granted or the first anniversary dates of the grants, and the remaining of the awards shall be vested on straight line basis at the end of the remaining calendar or the anniversary years. Starting from the year ended December 31, 2016, certain awards had multiple tranches with tiered vesting commencement dates from 2016 to 2025, and each of the tranches is subject to a six-year
vesting schedule.
 Starting from the year ended December 31, 2021, certain granted RSUs are subject to vesting ratably over a 4-year vesting period from the grant dates.
Upon the reorganization of JD Technology, the employees’ status of JD Technology changed from the employees of the Company’s subsidiary to non-employees
of the Company. Subsequent to June 2020, the employees’ status of JD Technology changed from non-employees
of the Company to employees of the Company’s equity method investee. Share-based awards granted by the Company to employees of JD Technology and share-based awards granted by JD Technology to employees of the Company were insignificant for all periods presented.
RSUs
a) Service-based RSUs
A summary of activities of the service-based RSUs for the years ended December 31, 2019, 2020 and 2021 is presented as follows:

	Number of RSUs	Weighted-Average Grant-Date Fair Value
		US$
Unvested as of December 31, 2018	118,496,092	15.58
Granted	33,202,744	14.29
Vested	(20,423,568)	14.96
Forfeited or cancelled	(30,444,064)	15.36

Unvested as of December 31, 2019	100,831,204	15.35
Granted	42,621,084	26.44
Vested	(20,632,596)	15.25
Forfeited or cancelled	(14,550,450)	16.13

Unvested as of December 31, 2020	108,269,242	19.62
Granted	30,069,498	39.93
Vested	(23,834,466)	18.89
Forfeited or cancelled	(19,395,408)	21.30

Unvested as of December 31, 2021	95,108,866	25.89

As of December 31, 2020 and 2021, 3,325,796 and 8,208,616 outstanding service-based RSUs were held by non-employees
and employees of the Company’s equity method investee, respectively, mainly including employees of JD Technology.
For the years ended December 31, 2019, 2020 and 2021, total share-based compensation expenses recognized by the Group for the service-based RSUs granted were RMB2,959 million, RMB3,085 million and RMB4,129 million, respectively.
As of December 31, 2021, there were RMB7,574 million of unrecognized share-based compensation expenses related to the service-based RSUs granted. The expenses are expected to be recognized over a weighted-average period of 4.6 years. The total fair value and intrinsic value of service-based RSUs vested was US$313 million (RMB2,126 million), US$494 million (RMB3,458 million) and US$973 million (RMB6,359 million) during the years ended December 31, 2019, 2020 and 2021, respectively.

b) Performance-based RSUs
As of December 31, 2020, there were 9,944 unvested performance-based RSUs which were all vested in 2021.
For the years ended December 31, 2019, 2020 and 2021, total share-based compensation expenses recognized by the Group for the performance-based RSUs granted were insignificant.
As of December 31, 2021, there were no unrecognized share-based compensation expenses related to the performance-based RSUs granted.
The total fair value and intrinsic value of the performance-based RSUs vested was insignificant during the years ended December 31, 2019, 2020 and 2021, respectively.
Share options
A summary of activities of the service-based share options for the years ended December 31, 2019, 2020 and 2021 is presented as follows:

	Number of Share Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
		US$	Year	US$ in millions
Outstanding as of December 31, 2018	15,747,736	6.55	5.3	73
Exercised	(3,299,962)	5.72
Forfeited or cancelled	(2,223,650)	8.52

Outstanding as of December 31, 2019	10,224,124	6.39	4.3	115
Exercised	(5,073,294)	6.23
Forfeited or cancelled	(243,770)	10.24

Outstanding as of December 31, 2020	4,907,060	6.38	3.0	184
Exercised	(1,962,856)	5.49
Forfeited or cancelled	(7,092)	13.42

Outstanding as of December 31, 2021	2,937,112	6.95	2.9	82

Vested and expected to vest as of December 31, 2021	2,917,942	6.91	2.8	82
Exercisable as of December 31, 2021	2,853,764	6.77	2.8	81
As of December 31, 2020 and 2021, 71,502 and 167,206 outstanding share options were held by non-employees
and employees of the Company’s equity method investee, respectively, mainly including employees of JD Technology.
There was no option granted during the years ended December 31, 2019, 2020 and 2021.
The total intrinsic value of options exercised during the years ended December 31, 2019, 2020 and 2021 was US$32 million (RMB220 million), US$111 million (RMB762 million) and US$70 million (RMB453 million), respectively. The intrinsic value is calculated as the difference between the market value on the date of exercise and the exercise price of the share options. Cash received from the exercises of share options of the Company during the years ended December 31, 2019, 2020 and 2021 was US$16 million (RMB112 million), US$34 million (RMB236 million) and US$10 million (RMB62 million), respectively. Cash receivable from the exercises of share options of the Company as of December 31, 2020 and 2021 was US$0.8 million (RMB5 million) and US$77,000 (RMB491,000), respectively.
For the years ended December 31, 2019, 2020 and 2021, total share-based compensation expenses recognized by the Group for the share options granted were insignificant. As of December 31, 2021, the unrecognized share-based compensation expenses related to the share options granted were insignificant. The expenses are expected to be recognized over a weighted-average period of
2.0 years.

(2) Founder awards
In May 2015, with approval of the board of directors of the Company, Mr. Richard Qiangdong Liu (Mr. Liu), the Founder, was granted an option to acquire a total of
26,000,000 Class A ordinary shares of the Company with an exercise price of US$16.70 per share (or US$33.40 per ADS) under the Company’s Share Incentive Plan, subject to a
10-year
vesting schedule with 10% of the awards vesting on each anniversary of the grant date. The Company will not grant any additional equity incentive to Mr. Liu during the
10-year
period.
For the years ended December 31, 2019, 2020 and 2021, total share-based compensation expenses recognized for the Founder’s share options were RMB134 million, RMB104 million and RMB73 million, respectively.
As of December 31, 2021, there were RMB109 million of unrecognized share-based compensation expenses related to the Founder’s share options. The expenses are expected to be recognized over a weighted-average period of 3.4 years.
(3) Share-based compensation of subsidiaries
JD Logistics
JD Logistics approved and adopted a
Pre-IPO
share incentive plan on March 31, 2018 and a Post- IPO share option scheme and a Post-IPO share award scheme on May 10, 2021, collectively the “JD Logistics Plan”. JD Logistics launched the JD Logistics Plan to eligible employees and non-employees
to attract and retain the best available personnel, provide additional incentives to its employees and non-employees
for promoting the success of JD Logistics. The JD Logistics Plan consists of share options, RSUs and other types of awards.
JD Logistics granted 83,476,500, 224,511,105 and 30,030,446 share options of JD Logistics to its employees and non-employees
for the years ended December 31, 2019, 2020 and 2021, respectively, including the share options granted to Mr. Liu as mentioned below. The estimated fair value of each option granted is estimated on the date of grant using the binominal option-pricing model. The weighted average grant date fair value of options granted for the years ended December 31, 2019, 2020 and 2021 was US$1.67, US$2.00 and US$4.31
per share, respectively. For the years ended December 31, 2019, 2020 and 2021, total share-based compensation expenses for the share options granted under the JD Logistics Plan were
 RMB572 million, RMB640 million and RMB1,162 million, respectively. As of December 31, 2021, there were RMB1,589 million of unrecognized share-based compensation expenses related to the share options granted. The expenses were expected to be recognized over a weighted-average period of 4.5 years.
In October 2020, options to acquire
 99,186,705 ordinary shares of JD Logistics with an exercise price of US$0.01 per share were granted to Mr. Liu according to the JD Logistics Plan. The grant was awarded to Mr. Liu to motivate him to continue leading the future success of JD Logistics. The grant by JD Logistics is subject to a
6-year
vesting schedule with 16.7% of the awards vesting on each anniversary of the grant date.
Starting July 2021, JD
Logistics
granted RSUs to its employees and
non-employees.
JD
Logistics
granted 9,663,953 RSUs of JD Logistics to its employees and
non-employees
for the year ended December 31, 2021. The estimated fair value of each RSU granted is based on market value of the JD
Logistics’s
shares on each date of grant. The weighted average grant date fair value of RSUs granted for the year ended December 31, 2021 was HK$35.00 per share. For the year ended December 31
,
2021, total share-based compensation expenses for the RSUs granted under JD Logistics Plan were RMB39 million. As of December 31, 2021, there were RMB174 million of unrecognized share-based compensation expenses related to the RSUs granted. The expenses are expected to be recognized over a weighted-average period of 3.9 years.

JD Health
JD Health approved and adopted a
Pre-IPO
share incentive plan on September 14, 2020 and a
Post-IPO
share option scheme and a Post-IPO share award scheme on November 23, 2020, collectively the “JD Health Plan”. JD Health launched the JD Health Plan to eligible employees and non-employees
to attract and retain the best available personnel, provide additional incentives to its employees and non-employees
for promoting the success of JD Health. The JD Health Plan consists of share options, RSUs and other types of awards.
JD Health granted 94,770,812
share options of JD Health to its employees and non-employees for the year ended December 31, 2020, including the share options granted to Mr. Liu as mentioned below. There was no option granted in 2021. The estimated fair value of each option grant is estimated on the date of grant using the binominal option-pricing model. The weighted average grant date fair value of options granted for the year ended December 31, 2020 was
US$7.45
per share. For the years ended December 31, 2020 and 2021, total share-based compensation expenses for the share options granted under the JD Health Plan were
 RMB331 million and RMB1,133
million, respectively. As of December 31, 2021, there were
 RMB1,962 million of unrecognized share-based compensation expenses related to the share options granted. The expenses were expected to be recognized over a weighted-average period of 5.8 years.
In October 2020, options to acquire 53,042,516 ordinary shares of JD Health with an exercise price of US$0.0000005 per share were granted to Mr. Liu according to the JD Health

Plan
. The grant was awarded to Mr. Liu to motivate him to continue leading the future success of JD Health. The grant by JD Health is subject to a 6-year vesting schedule with 16.7% of the awards vesting on each anniversary of the grant date.
Starting January 2021, JD Health granted RSUs to its employees and non-employees.
JD Health granted 80,582,712
RSUs of JD Health to its employees and non-employees for the year ended December 31, 2021. The estimated fair value of each RSU granted is based on market value of the JD Health’s shares on each date of grant. The weighted average grant date fair value of RSUs granted for the year ended December 31, 2021 was
 HK$112.31
per share. For the year ended December 31, 2021, total share-based compensation expenses for the RSUs granted under the JD Health Plan were
 RMB1,428 million. As of December 31, 2021, there were RMB2,435 million of unrecognized share-based compensation expenses related to the RSUs granted. The expenses are expected to be recognized over a weighted-average period of 4.9 years
.
Other Subsidiaries
In 2021, JD Property and JD Industry each approved and adopted their own share incentive plan (“JD Property Plan” and “JD Industry Plan”), respectively, to eligible employees and non-employees to attract and retain the best available personnel, provide additional incentives to its employees and non-employees for promoting the success of JD Property and JD Industry. The JD Property Plan and JD Industry Plan both consist of share options, RSUs and other types of awards. JD Property granted
193,059,698 RSUs with grant date fair value of RMB2.42
per share
to Mr. Liu
for the year ended December 31, 2021. The RSUs granted fully vested on November 25, 2021. The estimated fair value of each RSU granted is estimated on the date of grant using the Black-Scholes option pricing model. For the year ended December 31, 2021, total share-based compensation expenses for the RSUs granted under JD Property Plan were
 RMB467 million.

JD Industry
granted
90,629,636
RSUs with grant date fair value of US$
1.18
per share
to Mr. Liu
for the year ended December 31, 2021. The RSUs granted fully vested on December 30, 2021. The estimated fair value of each RSU granted is estimated on the date of grant based on the recent rounds of financing. For the year ended December 31, 2021, total share-based compensation expenses for the RSUs granted under JD Industry Plan were
 RMB
684
million.